CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Revenue:
Products	$ 79,511	$ 107,056
Services	50,350	54,980
Total revenue	129,861	162,036
Cost of revenue:
Products	57,625	73,611
Services	38,512	30,562
Total cost of revenue	96,137	104,173
Gross profit	33,724	57,863
Operating expenses:
Research and development costs, net	18,680	19,029
Selling and marketing expenses	18,725	25,280
General and administrative expenses	15,226	$ 14,011
Restructuring costs	986
Goodwill impairment	20,402
Operating loss	(40,295)	$ (457)
Financial expenses, net	(5,850)	(1,898)
Loss before taxes on income	(46,145)	(2,355)
Taxes on income	740	783
Net loss from continuing operations	(46,885)	(3,138)
Net loss from discontinued operation	(200)	(795)
Net loss	$ (47,085)	$ (3,933)
Net loss per share (basic and diluted):
Continuing operations	$ (1.08)	$ (0.07)
Discontinued operation	0.00	(0.02)
Total net loss per share	$ (1.08)	$ (0.09)
Weighted average number of shares used in computing net loss per share:
Basic and diluted	43,436,470	42,371,039